Cover	Jan. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2024
Entity File Number	000-56208
Entity Registrant Name	World Scan Project, Inc.
Entity Central Index Key	0001813744
Entity Tax Identification Number	35-2677532
Local Phone Number	81-3-6670-1692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false